Related Party Transactions - Schedule of related party balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from NetEase Group	¥ 6,192	$ 972	¥ 4,081
Amounts due to NetEase Group	83,041	13,031	67,230
Short-term loans from NetEase Group	878,000	137,777	878,000
Long-term loans from NetEase Group	255,028	40,019
NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts due from NetEase Group	6,192		4,081
Amounts due to NetEase Group	83,041		67,230
Short-term loans from NetEase Group	878,000		¥ 878,000
Long-term loans from NetEase Group	¥ 255,028	$ 40,000